Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of income tax recognised directly in profit or loss
€ millions	2021	2020	2019
Current tax expenses	(38)	(26)	(14)
Deferred tax benefits / (expenses)	46	21	(21)
Total tax recognised directly in profit or loss	8	(5)	(35)

Schedule of reconciliation of effective income tax rate
€ millions	2021	%	2020	%	2019	%
Loss before income tax	(1,037)		(165)		(86)
Income tax benefit calculated at 25% Dutch income tax rate	259	25.0%	41	25.0%	21	25.0%
Change of unrecognised deferred tax assets	(85)	-8.2%	(19)	-11.5%	(47)	-54.2%
Adjustments for tax of prior periods	6	0.6%	2	1.2%	(2)	-2.3%
Share based payments	(24)	-2.3%	-	0.0%	-	0.0%
Effect of non-deductible expenses	(23)	-2.2%	(28)	-17.0%	(2)	-2.1%
Effect of different tax rates of foreign subsidiaries	(10)	-1.0%	2	1.2%	(7)	-7.7%
Impact of tax rate changes	(93)	-9.0%	-	0.0%	-	0.0%
Effect of share in results of associates and joint ventures	(22)	-2.1%	(4)	-2.4%	-	0.0%
Other	(0)	0.0%	1	0.6%	1	1.1%
Income tax expense recognised in profit or loss	8	0.8%	(5)	-2.9%	(35)	-40.2%

Schedule of current tax assets and current tax liabilities
€ millions	2021	2020
Opening balance	(20)	(35)
Other movements	(6)	(1)
Current tax movement through equity	-	1
Additions from business combinations	17	10
Movements through goodwill	-	(1)
Income tax (refunded) or paid	53	33
Income tax (expense)/ benefit	(38)	(26)
Foreign exchange movements	2	(1)
Balance as at the end of the reporting period	8	(20)

Schedule of net deferred tax position
€ millions	2021	2020
Deferred tax assets - gross	475	96
Offsetting	(473)	(96)
Deferred tax assets - net	2	-

Deferred tax liabilities - gross	(1,383)	(642)
Offsetting	473	96
Deferred tax liabilities - net	(910)	(546)
Net deferred tax asset / (liability)	(908)	(546)

Schedule of reconciliation of deferred tax assets and deferred tax liabilities
€ millions	Other intangibles	Tax losses and credits	Leases	Share based payments	Provisions	Other	Total
Opening balance as at 1 January 2020	8	13	7			0	28
Additions from business combinations	-	36	11	-	2	10	59
Movement through consolidated statement of profit or loss	-	(9)	-	2	1	-	(6)
Movement through goodwill	2	-	-	-	-	-	2
Other movements through equity	-	13	-		-	-	13
Balance as at 31 December 2020	10	53	18	2	3	10	96
Additions from business combinations	-	122	29	31	6	10	198
Movement through consolidated statement of profit or loss	(0)	104	45	(13)	0	9	145
Other movements through equity	-	9	-	(0)	-	11	20
Other Movements	-	2	-	-	-	-	2
Reclassifications	(10)	-	-	-	-	2	(8)
Foreign exchange movements	0	15	3	2	1	1	22
Balance as at 31 December 2021	-	305	95	22	10	43	475
€ millions	Intangibles	Convertible bonds	Leases	Property and equipment	Other	Total
Opening balance as at 1 January 2020	58	5	7	-	(1)	69
Additions from business combinations	588	-	11	3	2	604
Movement through consolidated statement of profit or loss	(24)	(3)	(2)	2	-	(27)
Movement through goodwill	(1)	-	-	-	-	(1)
Other movements through equity	-	13	-	-	-	13
Foreign exchange movements	(15)	-	-	(1)		(16)
Balance as at 31 December 2020	606	15	16	4	1	642
Additions from business combinations	503	-	28	8	1	540
Movement through Consolidated statement of profit or loss	60	(8)	43	-	4	99
Other movements through equity	-	35	-	-	-	35
Reclassifications	(10)	-	-	-	2	(8)
Foreign exchange movements	72	-	3	-	-	75
Balance as at 31 December 2021	1,231	42	90	12	8	1,383

Schedule of expiry period of unrecognised tax losses
€ millions	2021	2020
Within 1 year	3	-
In the next 2 to 10 years	10	180
Over 10 years	2	-
Unlimited	515	52
Total	530	232